Income tax (Schedule of Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Accrued expenses	¥ 9,357	¥ 6,078
Inventory write-down	24,585	18,279
Allowance for other investments	4,063	2,563
Salary and welfare payable	2,137	2,325
Allowance for credit losses	3,187	2,621
Provision for compensation		5,319
Net operating loss carry forward	31,006	33,839
Less: valuation allowance	(19,686)	(16,547)	¥ (6,314)
Deferred tax assets, net	54,649	54,477
Deferred tax liabilities:
Identifiable intangible assets	(2,538)	(2,929)
Deferred tax liabilities	¥ (2,538)	¥ (2,929)